Average Annual Total Returns{- Fidelity High Income Fund} - 04.30 Fidelity Capital & Income Fund, High Income Fund, & Focused High Income Fund Combo PRO-10 - Fidelity High Income Fund	Fidelity High Income Fund Return Before Taxes Past 1 year	Fidelity High Income Fund Return Before Taxes Past 5 years	Fidelity High Income Fund Return Before Taxes Past 10 years	Fidelity High Income Fund After Taxes on Distributions Past 1 year	Fidelity High Income Fund After Taxes on Distributions Past 5 years	Fidelity High Income Fund After Taxes on Distributions Past 10 years	Fidelity High Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity High Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity High Income Fund After Taxes on Distributions and Sales Past 10 years	ML040 Past 1 year	ML040 Past 5 years	ML040 Past 10 years
Total	2.44%	7.53%	5.76%	0.42%	5.14%	3.30%	1.37%	4.74%	3.35%	6.07%	8.42%	6.61%